Financial instruments - Aging analysis of trade accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	$ 239	$ 250
Sales taxes receivable	27	26
Other	28	35
Total trade and other current receivables	294	311
Current
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	175	215
Not Later Than 30 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	62	28
Later Than 30 Days And Not Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	2	4
Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	$ 0	$ 3